Significant accounting policies - Government grant (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Amount of financial subsidies received	¥ 26,059	¥ 9,507	¥ 14,778